Eaton Vance

New Jersey Municipal Income Fund

April 30, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 94.2%

Security	Principal Amount (000’s omitted)	Value
Education — 6.3%
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/30	$1,765	$1,903,006
New Jersey Educational Facilities Authority, (Princeton University), 4.00%, 7/1/37	1,095	1,238,806
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/26	2,200	2,539,482
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/36	805	969,824
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/42	1,000	1,188,320
New Jersey Educational Facilities Authority, (Stevens Institute of Technology), Green Bonds, 3.00%, 7/1/50	3,225	2,420,943
New Jersey Educational Facilities Authority, (Stevens Institute of Technology), Green Bonds, 4.00%, 7/1/50	200	184,734

		$10,445,115

Escrowed/Prerefunded — 1.5%
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), Prerefunded to 6/1/22, 5.00%, 6/1/32	$2,250	$2,438,235

		$2,438,235

General Obligations — 12.7%
Bergen County Improvement Authority, 5.00%, 8/1/42(1)	$1,250	$1,550,600
Bergen County, 3.00%, 7/15/29	2,000	2,149,340
Burlington County Bridge Commission, 5.00%, 8/1/27	400	495,992
Burlington County Bridge Commission, 5.00%, 8/1/30	500	622,805
Burlington County Bridge Commission, 5.00%, 8/1/31	410	507,711
Burlington County Bridge Commission, 5.00%, 8/1/32	250	307,442
Burlington County Bridge Commission, 5.00%, 10/1/36	1,000	1,189,240
East Brunswick Board of Education, 4.00%, 8/1/34	1,200	1,391,808
Gloucester County Improvement Authority, 4.00%, 4/1/35	3,320	3,645,360
Jersey City, 5.00%, 11/1/33	800	957,464
Marlboro, 4.00%, 12/1/25	95	109,125
Marlboro, 4.00%, 12/1/26	130	151,986
Marlboro, 4.00%, 12/1/27	65	77,107
Marlboro, 4.00%, 12/1/28	75	88,491
Marlboro, 4.00%, 12/1/29	55	64,501
Monmouth County Improvement Authority, 4.00%, 12/1/33	1,000	1,168,200
Monmouth County Improvement Authority, 4.00%, 12/1/35	650	752,258
Monmouth County Improvement Authority, 4.00%, 12/1/36	750	864,330
Monmouth County Improvement Authority, 4.00%, 12/1/37	700	803,824
Monmouth County Improvement Authority, 4.00%, 12/1/38	450	515,061
New Jersey, 4.00%, 6/1/30	3,000	3,135,150
Ocean County, 4.00%, 9/1/29	480	563,026

		$21,110,821

Security	Principal Amount (000’s omitted)	Value
Hospital — 16.6%
Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$750	$787,763
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/42	1,100	1,157,013
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 4.00%, 7/1/41	1,500	1,599,435
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	175	175,403
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 5.00%, 7/1/36	215	240,245
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/32	1,115	1,282,852
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/39	2,750	3,101,780
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/32	400	436,620
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/33	1,155	1,256,975
New Jersey Health Care Facilities Financing Authority, (RWJ Barnabas Health Obligated Group), 5.00%, 7/1/31	2,355	2,654,956
New Jersey Health Care Facilities Financing Authority, (RWJ Barnabas Health Obligated Group), 5.00%, 7/1/33	300	334,956
New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 3.00%, 7/1/32	1,100	1,049,169
New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 3.125%, 7/1/33	835	797,225
New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 4.00%, 7/1/34	1,165	1,191,550
New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 4.00%, 7/1/48	3,000	2,852,520
New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/28	1,000	1,142,060
New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/29	500	568,430
New Jersey Health Care Facilities Financing Authority, (Valley Health System Obligated Group), 4.00%, 7/1/38	1,000	1,044,280
New Jersey Health Care Facilities Financing Authority, (Valley Health System Obligated Group), 4.00%, 7/1/39	5,830	6,071,070

		$27,744,302

Housing — 1.8%
New Jersey Housing and Mortgage Finance Agency, SFMR, (AMT), 3.80%, 10/1/32	$2,860	$3,046,014

		$3,046,014

Industrial Development Revenue — 5.3%
New Jersey Economic Development Authority, (Middlesex Water Co.), (AMT), 4.00%, 8/1/59	$380	$404,111
New Jersey Economic Development Authority, (Middlesex Water Co.), (AMT), 5.00%, 8/1/59	3,000	3,504,510

Security	Principal Amount (000’s omitted)	Value
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 2.20% to 12/3/29 (Put Date), 10/1/39	$1,850	$1,816,145
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), 3.375%, 4/1/38	3,000	3,054,240

		$8,779,006

Insured-Electric Utilities — 2.4%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$3,935	$3,967,621

		$3,967,621

Insured-Escrowed/Prerefunded — 0.3%
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (NPFG), Escrowed to Maturity, 5.25%, 7/1/26	$380	$473,902

		$473,902

Insured-General Obligations — 7.7%
Atlantic City, (AGM), 4.00%, 3/1/42	$250	$266,628
Atlantic City, (AGM), 5.00%, 3/1/37	1,500	1,730,325
Bayonne, (AGM), 5.00%, 8/1/25	615	723,757
Bayonne, (AGM), 5.00%, 8/1/26	865	1,010,346
East Orange, (AGM), 5.00%, 10/15/29	130	167,428
East Orange, (AGM), 5.00%, 10/15/30	175	222,784
East Orange, (AGM), 5.00%, 10/15/31	400	504,484
Irvington Township, (AGM), 0.00%, 7/15/23	3,775	3,580,965
Lakewood Township, (BAM), 4.00%, 11/1/26	250	286,472
Lakewood Township, (BAM), 4.00%, 11/1/27	120	138,743
Paterson, (BAM), 5.00%, 1/15/26	1,305	1,413,380
Trenton, (BAM), 5.00%, 12/1/26	500	582,710
West Deptford, (AGM), 4.00%, 7/1/31(1)	1,885	2,203,885

		$12,831,907

Insured-Special Tax Revenue — 9.2%
Garden State Preservation Trust, (AGM), 0.00%, 11/1/24	$6,000	$5,417,820
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (NPFG), 5.25%, 7/1/26	1,620	1,717,070
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	6,500	5,699,070
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	2,900	2,471,380

		$15,305,340

Security	Principal Amount (000’s omitted)	Value
Insured-Transportation — 1.6%
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	$2,015	$2,062,171
South Jersey Transportation Authority, (AGM), 5.00%, 11/1/33	500	553,645

		$2,615,816

Other Revenue — 3.4%
Mercer County Improvement Authority, 4.00%, 4/1/32	$1,500	$1,757,595
Mercer County Improvement Authority, 4.00%, 3/15/40	1,365	1,542,286
Mercer County Improvement Authority, 5.00%, 4/1/34	1,000	1,259,510
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 6/1/32	1,000	1,205,090

		$5,764,481

Senior Living/Life Care — 2.1%
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/29	$1,250	$1,220,325
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/34	2,450	2,305,132

		$3,525,457

Student Loan — 4.8%
New Jersey Higher Education Student Assistance Authority, (AMT), 2.53%, (3 mo. USD LIBOR + 0.95%), 6/1/36(2)	$2,435	$2,434,489
New Jersey Higher Education Student Assistance Authority, (AMT), 3.25%, 12/1/29	2,000	2,034,520
New Jersey Higher Education Student Assistance Authority, (AMT), 3.35%, 12/1/29	2,550	2,605,794
New Jersey Higher Education Student Assistance Authority, (AMT), 4.00%, 12/1/34	950	996,797

		$8,071,600

Transportation — 18.5%
Delaware River and Bay Authority of Delaware and New Jersey, 4.00%, 1/1/39	$1,000	$1,094,770
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/28	2,000	2,209,440
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/33	1,000	1,190,740
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	2,270	2,681,188
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/36	1,250	1,469,950
New Jersey Economic Development Authority, (Port Newark Container Terminal, LLC), (AMT), 5.00%, 10/1/37	1,500	1,577,610
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.375%, 1/1/43	275	279,906
New Jersey Economic Development Authority, (Transit Transportation Project), 4.00%, 11/1/38	375	346,080
New Jersey Economic Development Authority, (Transit Transportation Project), 4.00%, 11/1/39	375	344,557
New Jersey Transportation Trust Fund Authority, 5.00%, 6/15/38	3,220	3,242,154
New Jersey Turnpike Authority, 5.00%, 1/1/31	375	425,704
New Jersey Turnpike Authority, 5.00%, 1/1/34	325	371,559
New Jersey Turnpike Authority, 5.00%, 1/1/37	1,420	1,630,004
New Jersey Turnpike Authority, 5.00%, 1/1/45	2,780	3,012,992
New Jersey Turnpike Authority, 5.00%, 1/1/48	1,000	1,139,340

Security	Principal Amount (000’s omitted)	Value
Newark Housing Authority, (Newark Marine Terminal), 4.00%, 1/1/37	$1,500	$1,654,110
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/34	2,705	3,037,958
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/35	2,530	2,829,400
Port Authority of New York and New Jersey, (AMT), 5.00%, 11/15/36	1,160	1,320,602
South Jersey Transportation Authority, 5.00%, 11/1/31	1,000	1,041,060

		$30,899,124

Total Tax-Exempt Municipal Securities — 94.2% (identified cost $153,075,101)		$157,018,741

Taxable Municipal Securities — 4.4%

Security	Principal Amount (000’s omitted)	Value
General Obligations — 1.4%
Atlantic City, 7.50%, 3/1/40	$445	$651,222
Monroe Township Board of Education, 2.729%, 8/1/33	700	703,661
Monroe Township Board of Education, 2.849%, 8/1/35	1,000	1,006,920

		$2,361,803

Transportation — 3.0%
New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28(3)	$4,250	$4,958,943

		$4,958,943

Total Taxable Municipal Securities — 4.4% (identified cost $6,763,324)		$7,320,746

Total Investments — 98.6% (identified cost $159,838,425)		$164,339,487

Other Assets, Less Liabilities — 1.4%		$2,389,323

Net Assets — 100.0%		$166,728,810

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2020, 21.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.5% to 11.2% of total investments.

(1)	When-issued security.

(2)	Floating rate security. The stated interest rate represents the rate in effect at April 30, 2020.

(3)

Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

LIBOR	-	London Interbank Offered Rate

NPFG	-	National Public Finance Guarantee Corp.

SFMR	-	Single Family Mortgage Revenue

XLCA	-	XL Capital Assurance, Inc.

Currency Abbreviations:

USD	-	United States Dollar

The Fund did not have any open derivative instruments at April 30, 2020.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$157,018,741	$—	$157,018,741
Taxable Municipal Securities	—	7,320,746	—	7,320,746
Total Investments	$—	$164,339,487	$—	$164,339,487

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.